Note 13 - Earnings Per Share	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

13. Earnings Per Share

On January 1, 2009, we adopted Accounting Standards Codification 260 (formerly Financial Accounting Standards Board Staff Position (“FSP”) Emerging Issues Task Force (“EITF 03-6-1”) (“ASC 260”), Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC 260 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 128), Earnings Per Share.

In accordance with the ASC 260, basic net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the weighted average number of shares outstanding less the weighted average unvested restricted shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the denominator for basic net income (loss) per share and any dilutive effects of stock options, restricted stock, convertible notes and warrants.

	Three Months Ended March 31,
	2015	2014
Basic:
Numerator:
Net loss	$(825,176)	$(84,396)
Preferred deemed dividend and preferred stock dividend
Less: Net loss allocated to participating securities	8	960
	$(825,168)	$(83,436)
Denominator:
Weighted-average shares outstanding	328,001,069	132,940,312
Weighted-average unvested restricted shares outstanding	(3,322)	(1,512,311)
Denominator for basic net loss per share	327,997,747	131,428,001

Basic net loss per share attributable to common stockholders	$(0.00)	$(0.00)

The following table sets forth potential shares of common stock at the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive:

	March 31, 2015	December 31, 2014
Stock options outstanding	37,034,483	37,034,483
Unvested restricted stock	—	7,186
Warrants to purchase common stock	22,148,045	22,148,045